Commitments, Contingent Liabilities And Liens (Schedule Of Amounts Of Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments, Contingent Liabilities And Liens [Abstract]
Guarantees provided by the banks to third parties	$ 2,426	$ 2,671